Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Grants of Equity Awards
Our Compensation Committee has generally granted annual equity awards, including stock option grants to our NEOs, in the first quarter of each fiscal year, specifically mid-March. In addition, some new hires receive equity awards at the time of their hiring. Eligible employees, including our NEOs, may voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions in an amount (expressed as a whole percentage) not less than one percent (1%) but not more than ten percent (10%) of the employee’s Compensation (as defined under the Employee Stock Purchase Plan), with purchase dates occurring in May and November. During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of material nonpublic information.

Award Timing Method
Our Compensation Committee has generally granted annual equity awards, including stock option grants to our NEOs, in the first quarter of each fiscal year, specifically mid-March. In addition, some new hires receive equity awards at the time of their hiring. Eligible employees, including our NEOs, may voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions in an amount (expressed as a whole percentage) not less than one percent (1%) but not more than ten percent (10%) of the employee’s Compensation (as defined under the Employee Stock Purchase Plan), with purchase dates occurring in May and November.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false